DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired
The following tables present a rollforward of DAC and VOBA asset, for the periods indicated:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
DAC
Balance, beginning of year	$254	$927	$1,181
Additions	781	521	1,302
Amortization	(449)	(75)	(524)
Net change	332	446	778
Balance, end of year	586	1,373	1,959
VOBA Asset
Balance, beginning of year	404	—	404
Acquisition from business combinations	176	—	176
Additions	37	—	37
Amortization	(108)	—	(108)
Net change	105	—	105
Balance, end of year	509	—	509
Total DAC and VOBA Asset	$1,095	$1,373	$2,468

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
DAC
Balance, beginning of year	$—	$710	$710
Additions	442	266	708
Amortization	(188)	(49)	(237)
Net change	254	217	471
Balance, end of year	254	927	1,181
VOBA Asset
Balance, beginning of year	—	—	—
Acquisition from business combinations	538	—	538
Amortization	(134)	—	(134)
Net change	404	—	404
Balance, end of year	404	—	404
Total DAC and VOBA Asset	$658	$927	$1,585

AS OF AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance	Total
DAC
Balance, beginning of year	$—	$—
Additions	720	720
Amortization	(10)	(10)
Net change	710	710
Balance, end of year	$710	$710

Schedule of Projected VOBA Asset Amortization Expenses
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter:

Years	US$ MILLIONS
2024	$163
2025	39
2026	30
2027	24
2028	23
Thereafter	230
Total amortization expense	$509